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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Western Fixed Income Fund First Western Short Duration Bond Fund First Western Short Duration High Yield Credit Fund SEMI-ANNUAL REPORT February 29, 2016 (Unaudited)

FIRST WESTERN FUNDS TRUST
Letter to Shareholders
April 20, 2016

When Doves Cry

Since biblical times, the white dove carrying an olive branch has been a symbol of peace. In more recent history, the association became synonymous with pacifism, often indicating one’s advocacy of peace over war. The terminology has also been extended to policy making, most particularly with the Federal Reserve. As we have discussed in prior communiques, a Federal Reserve (the “Fed”) member that is dovish would typically be less concerned with potential increases in inflation and would likely prefer lower interest rates to promote growth, while a hawkish Fed governor or president would pay greater attention to the dangers of inflation and favor tighter monetary policy. Under Yellen’s leadership, the Fed and the interest-rate setting Federal Open Market Committee (FOMC) have been decidedly dovish, although the annual rotation of several regional Fed presidents to become voting members of the FOMC has the potential to make the central bank slightly less dovish as a whole.

During the first half of the period, the doves at the Fed pointed to the weakness in equity and credit markets as clear signals that the December rate hike was premature and the economic environment remained too fragile for tighter monetary policy. Furthermore, doves argued, the U.S. should not consider any additional tightening for the foreseeable future. Further deterioration in overseas financial markets, weakness in commodity prices, concern over the potential Brexit, and a continuation of growth pressures in China were also cited as rationales for delaying the normalization of interest rates.

Similar to the Fed’s inaction in September, several members appear to be overly influenced by short-term market gyrations and less focused on domestic economic fundamentals.

Outside of the Fed, the chorus of dovish market participants cried loud enough that by mid-February market expectations for a 2016 rate hike had nearly vanished. For those contrarians that were listening, the bell was ringing loudly. If investors had been looking carefully at the domestic economic data, they too would have heard the bell signaling “all clear.” The meaningful correction left the market on sale, but confidence was shaken and an impetus missing. Galloping in upon the proverbial white horse was oil, which started its impressive recovery rally off a $26 per barrel nadir. Investors initially returned to higher-quality issues. As confidence returned to the marketplace, emboldened buyers broadened their purchases to riskier assets. Credit spreads tightened, producing a meaningful rebound in high yield bond prices. Equities were beneficiaries, too, as stock indices moved up significantly. Following months of considerable downward pressure, energy gains were welcomed. From an oversold position, equities and fixed income valuations moved closer to fair value. Unfortunately, weak corporate earnings and uncertainty over central bank policy, are likely to remain a concern. Both of which may produce continued financial market volatility in the months ahead.

The market recovery from the mid-February lows pushed most broad equity indices into positive territory, though benchmark bond yields only bounced slightly. Loathing uncertainty, financial markets had to swallow another dose following the adjournment from the Fed’s late March meeting and the release of its adjusted “dot plot.” The FOMC’s Summary of Economic Projections, which collects predictions from each of its 17 members for the target fed funds rate over various periods, shares this dot plot to provide insight into how its members expect economic and monetary conditions to progress.

Unfortunately, these data points have added to the confusion over the Fed’s forecast. In fact, the Fed’s dot plot, as well as its general economic outlook, has been far more optimistic than the market consensus even as the Fed has been reducing its expectations. Few market participants believed that the prior dot plot, showing four rate hikes, was realistic. In fact, a few weeks ago Fed funds futures showed only a 30% chance of one move over the entire calendar year. Thus, a dot plot adjustment illustrating an average of two rate hikes should not be interpreted as a new dovish stance. Rather, the new dot plot was a long overdue correction and should have been taken in stride.

This makes the significant market reaction after the release of the adjustment in the dot plot that much more confusing. The “revelation” spooked investors and triggered a meaningful drop in short maturity yields and a steepening of the yield curve. Perhaps Yellen’s ensuing press conference, which illustrated this noticeable dovish tone, and the uncertainty about changing Fed metrics continued to plague investors. However, the central bank’s dovish stance cannot be corroborated by a growing number of economic data points. With unemployment at 4.9% and average monthly new job creation at 245,000 over the past six months, the full employment mandate appears satisfied. The Fed’s other mandate, stable inflation, has not yet been attained according to the central bank. However, core CPI has been increasing, most recently hitting 2.3%, and the core PCE price index has risen to 1.7%. While Yellen and team would prefer that core PCE prices reach a 2% annual rate, the direction of these key inflation measures, as well the market-implied breakeven inflation rate, should provide ample evidence that prices are near target. If the dual mandate is at or near its goals, the fed funds rate and the market’s expectations for future hikes are way too low. The domestic economy seems to warrant a more hawkish tone as core inflation and employment continue to improve and recession risks remain low.

In Europe, ECB President Mario Draghi announced the latest plan to further ease monetary policy in an attempt to jumpstart growth in the region. Deeper negative rates and increased quantitative easing, including the expansion of purchases to include corporate bonds, may not provide the hoped for economic boost. Intensifying the struggles of European banks, negative deposit rates have dragged down euro area bond yields, causing approximately 35% of all sovereign bonds in the EU to yield less than zero. An impetus to regional growth has been elusive, though a weaker euro currency and strength in their trading partners should prove beneficial.

China has also stepped up its efforts to stabilize growth after years of experiencing decelerating GDP, from more than a 12% annual rate a decade ago to a reported 6.8% in 2015. Many contend that these government figures significantly inflate a more subdued economy, which may only be growing in the 4-5% range. Steering the now immense growth engine has become ever more difficult and the ability of authorities to adopt fiscal and monetary policy responses may not be sufficient to hit targets.

One of the major destabilizing phenomena - divergent global central bank policy - appears to have worsened of late as the contrast between progressively easier ECB, BOJ, and PBOC monetary policies and the tighter Fed bias has intensified.

Despite standing pat in March, several hawkish Fed members have been vocal that the next increase in the funds rate should be April or June. Month after month of healthy job creation cannot be ignored, they argue, nor should the more recent uptick in price levels. As mentioned earlier, core CPI registered a 2.3% year-over-year increase and PCE prices at 1.7% are finally approaching the Fed’s 2% target.

Add to these figures the 2.3% growth in wages and the recent uptick in breakeven inflation expectations, the price picture is not nearly as dormant as some have contended.

The Fed, however, is placing an inordinate amount of weight on the impact that global growth may have on prospects for the U.S. Importantly, though, global headwinds have been plaguing U.S. growth for many years. The deep struggles in Europe and Japan are far from new and China continues to attempt to stabilize its economy as it adjusts to a slower growth, consumer-driven one.

Like Atlas, the U.S. has been carrying the weight of the world on its shoulders as other nations have struggled. And like doves, the Fed has cried over its concerns about volatility in financial markets, weakness in global growth, and tepid prices, while losing sight of the significant improvements in the domestic economy. Far removed from the dire conditions that once required zero rates and a host of additional monetary accommodations, the Fed needs to turn hawkish and continue on the path to rate normalization.

First Western Fixed Income Fund (FWFIX)

The end of 2015 proved full of excitement as financial markets moved dramatically. Economists and investors attempted to determine the impact of several important factors, including pressure on Chinese equities and growth, plummeting oil prices, and Fed rate liftoff, resulting in meaningful market volatility. Even though the mid-

December commencement went off without a hitch as equity markets moved higher and bonds were well behaved, this short-term action masked the difficulties affecting certain parts of the market. Credit, in particular, struggled as lower-rated issues faced heavy sales and limited liquidity. The strategy of focusing on higher-quality corporate bonds, maintaining an overweight in Mortgage Backed Securities (MBS), and a shorter duration profile enabled the Fund to considerably outperform the Barclays U.S. Aggregate Bond Index, the Fund’s benchmark index, through year end. The ten-year Treasury yield closed the year at 2.27%, with many pundits predicting higher rates in the period ahead. However, the early part of 2016 proved quite challenging as fear once again pervaded financial markets. Emanating from another downturn in crude oil prices and uncertainty over central bank policies, robust demand for safe-haven assets drove down global sovereign bond yields, including a considerable drop in U.S. benchmark rates. As investors shed risky assets, corporate bond spreads moved wider, most pronounced in lower-rated energy names. By mid-February, oversold conditions brought in bargain hunters and the recovery in crude prices led to a meaningful rebound in riskier assets. The realization of higher U.S. yields will be contingent upon more consistent domestic economic growth and a substantial move higher in German bond yields.

While the Fund’s strategy of maintaining an overweight in corporate bonds and MBS and an underweight in U.S. Treasuries and duration proved beneficial through December, these strategies limited performance during the first two months of 2016. Despite the continuation of strength in the employment sector and the modest improvement in pricing levels, recent softness in some indicators and the FOMC’s focus on global weakness have increased the uncertainty of future Fed tightening. The Fund overcame some of the difficulties, as FWFIX gained 1.49% during the six months ended February 29, 2016, but trailed the 2.20% return of the Barclays U.S. Aggregate Bond Index. Notwithstanding the recent downturn in yields and challenges in the corporate bond sector, we continue to believe that we are not adequately compensated for duration risk and remain comfortable with the overweights in spread product.

First Western Short Duration Bond Fund (FWSBX)

With the Fund’s focus on the shorter maturity spectrum, the initial increase and subsequent fall in U.S. Treasury yields had less of an impact on performance. In addition, the strategy of targeting a duration equal to that of the BofA Merrill Lynch U.S. Corp./Govt. 1-3 Years Bond Index (the “Benchmark”)muted the repercussions from the rollercoaster ride in rates. However, the flight-to-safety that persisted during much of the period, resulting in wider yield spreads in corporate bonds, did detract from performance over the past couple months. Fortunately, the Fund has maintained a significant yield advantage over its Benchmark, which enabled the Fund to outperform in this environment. Fund performance also benefitted from strong security selection and a very limited allocation to the energy sector. While rate volatility negatively impacts prices of MBS, we continue to find attractive yields with limited risks in this sector, in our opinion. During the six months ended February 29, 2016, with a gain of 0.38%, FWSBX underperformed the 0.57% return for the BofA Merrill Lynch U.S. Corp./Govt. 1-3 Years Bond Index. Going forward, we remain comfortable that the enhanced yields generated from our current Fund positioning properly compensates us for the risks.

First Western Short Duration High Yield Credit Fund (FWSHX)

The high yield market had essentially flat returns thru August 2015, but starting in September, the asset class began experiencing greater pressures and volatility. While crude prices had been declining for nine months prior to this point, it began to place great stress on the capital structures of high yield energy companies. Volatility become the mainstay of the high yield sector for the ensuing six months. Metals and mining also succumbed to extreme pressure as global metals prices declined due to uncertainty of Chinese growth and government support. In addition, in December 2015, the trading liquidity of high yield bonds came under heightened investor scrutiny as a distressed mutual fund gated its redemptions. During the beginning of 2016, fears of China and global slowdown exacerbated problems in the high yield sector, and the downturn in crude oil worsened matters. Finally reaching a bottom in mid-February, high yield staged a meaningful and welcomed rally.

In our view, the Fund has managed this volatility well since its inception in October 2015. Consistent with our historical stance, we were positioned defensively given the many pressures on the asset class. At the launch, we were underweight energy and metals & mining, continuing this positioning in 2016. We remain confident that most sectors outside of the commodity-sensitive ones will remain healthy and meet expectations as long as the economy avoids recession. In that scenario, we believe our credits will perform well over the medium-term and our portfolio should generate attractive returns. Since inception through February 29, 2016, FWSHX has fallen 4.95%, trailing the -4.41% return of the Bank of America/Merrill Lynch 1-5 Year Cash Pay High Yield Constrained Index. Although the recent rebound in energy and metals & mining was a primary cause of this underperformance, we are maintaining our cautious approach to these sectors.

Barry P. Julien, CFA®

President, Chief Investment Officer of Fixed Income & Portfolio Manager

Sources for Charts: Bloomberg, Bank of America Merrill Lynch and First Western.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end please call 1-800-292-6775.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of each Fund’s prospectus please call 1-800-292-6775 and a copy will be sent to you free of charge. Please read each prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

FIRST WESTERN FIXED INCOME FUND
Portfolio Information
February 29, 2016 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Bonds, 5.250%, due 02/15/29	3.4%
U.S. Treasury Bonds, 6.250%, due 08/15/23	2.2%
U.S. Treasury Bonds, 8.125%, due 08/15/19	1.3%
Morgan Stanley, 5.500%, due 07/24/20	1.2%
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1A, 3.484%, due 10/25/45	1.2%
Kroger Company (The), 4.000%, due 02/01/24	1.2%
CVS Health Corporation, 3.500%, due 07/20/22	1.1%
Wells Fargo & Company, 4.300%, due 07/22/27	1.1%
Impac CMB Trust, Series 2007-A-A, floating rate note, 0.685%, due 05/25/37	1.1%
Kraft Heinz Company (The), 144A, 3.500%, due 07/15/22	1.1%

FIRST WESTERN SHORT DURATION BOND FUND
Portfolio Information
February 29, 2016 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
FNMA, Series 2015-27-MB, 2.000%, due 10/01/44	1.9%
Option One Mortgage Loan Trust, Series 2005-1-A1A, floating rate note, 0.926%, due 02/25/35	1.4%
FNMA, Series 2015-55-QA, 3.500%, due 10/01/42	1.3%
FHLMC, Series 3808-VP, 4.000%, due 10/01/27	1.2%
New Century Home Equity Loan Trust, Series 2005-A-A4W, floating rate note, 5.034%, due 08/01/35	1.1%
Wells Fargo Mortgage Loan Trust, Series 2010-RR1-1, floating rate note, 2.629%, due 02/01/37	1.1%
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1, floating rate note, 2.562%, due 09/01/34	1.1%
FHLMC, Series 4183-PA, 3.500%, due 01/01/43	1.0%
Bank of America Corporation, 5.650%, due 05/01/18	1.0%
Humana, Inc., 7.200%, due 06/15/18	1.0%

FIRST WESTERN SHORT DURATION
HIGH YIELD CREDIT FUND
Portfolio Information
February 29, 2016 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
International Lease Finance Corporation, 8.250%, due 12/15/20	2.1%
CSC Holdings, LLC, 8.625%, due 02/15/19	1.9%
ACCO Brands Corporation, 6.750%, due 04/30/20	1.9%
Cott Beverages, Inc., 6.750%, due 01/01/20	1.9%
Gray Television, Inc., 7.500%, due 10/01/20	1.9%
Windstream Services, LLC, 7.875%, due 11/01/17	1.9%
U.S. Concrete, Inc., 8.500%, due 12/01/18	1.9%
CIT Group, Inc., 5.375%, due 05/15/20	1.9%
FAGE Dairy Industry S.A., 144A, 9.875%, due 02/01/20	1.9%
Frontier Communications Corporation, 144A, 8.875%, due 09/15/20	1.9%

FIRST WESTERN FIXED INCOME FUND Schedule of Investments February 29, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS — 8.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	8.125%	08/15/19	$700,000	$868,930
U.S. Treasury Notes	1.750%	05/15/23	420,000	426,185
U.S. Treasury Bonds	6.250%	08/15/23	1,150,000	1,530,893
U.S. Treasury Notes	2.250%	11/15/24	500,000	522,422
U.S. Treasury Bonds	5.250%	02/15/29	1,690,000	2,322,496
Total U.S. Treasury Obligations (Cost $5,430,868)				$5,670,926

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$285,105

Federal Home Loan Bank — 3.2%
Federal Home Loan Bank	5.375%	05/15/19	675,000	765,576
Federal Home Loan Bank	2.625%	03/11/22	300,000	315,091
Federal Home Loan Bank	2.125%	10/24/22	430,000	430,083
Federal Home Loan Bank	2.125%	03/10/23	350,000	357,467
Federal Home Loan Bank	2.500%	05/08/24	325,000	325,006
				2,193,223

Total U.S. Government Agency Obligations (Cost $2,390,195)				$2,478,328

MORTGAGE-BACKED SECURITIES — 44.7%	Coupon	Maturity	Par Value	Value
Commercial — 36.8%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/01/33	$261,560	$267,978
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.185%	11/25/50	139,450	139,427
American Home Mortgage Investment Trust, Series 2004-4-3A (a)	1.035%	02/25/45	576,195	567,556
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	2.908%	02/01/34	456,703	432,947

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 36.8% (Continued)
Bank of America Funding Corporation, Series 2005-E 4A1 (a)	2.843%	03/01/35	$168,586	$165,799
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/01/36	478,625	477,673
BCAP, LLC Trust, 144A, Series 2009-RR2-A1 (a)	2.732%	01/01/38	34,297	34,240
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	2.734%	01/01/34	665,916	650,965
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.115%	11/25/34	304,013	293,879
Centex Home Equity Loan Trust, Series 2004-D-AF6	4.670%	09/01/34	97,277	99,572
Citigroup Mortgage Loan Trust, Inc., Series 2009-6-6A1 (a)	0.671%	07/25/36	36,604	35,839
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.771%	05/25/37	93,704	92,525
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.635%	11/25/34	690,590	673,324
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	2.645%	12/01/33	270,739	273,788
Credit Suisse Commercial Mortgage Trust, Series 2007-C1-A3	5.383%	02/01/40	233,352	237,133
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	6.411%	05/01/37	44,440	44,778
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-2R-2A5 (a)	2.199%	06/01/37	29,909	29,821
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	2.779%	11/01/32	443,230	427,377
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/01/33	148,270	152,704
DB Master Finance, LLC, 144A, Series 2015-1A-A2I	3.262%	02/20/19	643,500	632,947
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1A	3.484%	10/25/45	822,938	815,222
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	261,351	256,324

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 36.8% (Continued)
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.335%	11/25/34	$281,499	$272,415
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	0.785%	01/25/45	212,781	207,657
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.095%	12/25/34	483,431	467,733
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	2.585%	05/01/33	253,648	247,667
Impac CMB Trust, Series 2004-10-4A2 (a)	1.375%	03/25/35	336,447	312,402
Impac CMB Trust, Series 2005-4-2A1 (a)	1.035%	05/25/35	740,563	717,020
Impac CMB Trust, Series 2007-A-A (a)	0.685%	05/25/37	860,714	775,801
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	5.027%	08/01/33	127,882	132,022
JPMorgan Mortgage Trust, Series 2003-A1 (a)	2.164%	10/01/33	539,693	513,555
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	2.100%	02/01/34	637,126	625,201
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	2.198%	06/01/34	410,577	403,761
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	2.434%	12/01/34	237,037	236,096
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.454%	07/01/43	344,993	351,616
JPMorgan Re-REMIC, 144A, Series 2009-9-A1 (a)	6.000%	09/01/36	216,009	220,526
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	2.827%	06/01/45	600,000	600,953
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (a)	0.995%	10/25/34	541,147	501,431
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.218%	09/01/33	427,885	423,972
Master Asset Securitization Trust, Series 2003-5-1A1	5.500%	06/01/33	8,470	8,509
Master Asset Securitization Trust, Series 2003-8-1A1	5.500%	09/01/33	32,007	31,883
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/01/34	320,317	324,910

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 36.8% (Continued)
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.018%	05/01/34	$422,488	$423,768
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	2.921%	12/01/34	750,923	741,385
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.705%	11/25/35	65,338	64,726
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/01/52	274,465	275,338
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	5.034%	08/01/35	545,035	568,168
New York Mortgage Trust, Series 2005-3-A1 (a)	0.666%	02/25/36	430,525	395,225
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/01/35	488,236	490,253
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	6.114%	06/01/49	305,167	309,712
Residential Asset Securitization Trust, Series 2003-A4-A3 (a)	0.835%	05/25/33	43,017	42,944
Residential Funding Mortgage Security I, Inc., Series 2004-S4-2A6	4.500%	04/01/19	144,432	145,149
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/01/32	241,378	243,180
Securitized Asset Backed Receivables, LLC Trust, Series 2004-DO1-A1 (a)	0.995%	07/25/34	319,410	318,460
Sequoia Mortgage Trust, Series 2003-8 A1 (a)	1.065%	01/20/34	457,418	432,067
Sequoia Mortgage Trust, Series 2004-6-A2 (a)	0.986%	07/20/34	634,178	589,514
Sequoia Mortgage Trust, Series 2012-3 A2	3.000%	07/01/42	343,395	345,152
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/01/42	263,749	263,533
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	94,214	94,902

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 36.8% (Continued)
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.395%	08/25/33	$409,737	$403,871
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (a)	1.130%	02/19/35	748,838	693,783
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (a)	1.125%	01/19/34	115,173	110,373
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (a)	1.125%	12/19/34	516,018	504,082
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	3.052%	01/01/32	82,350	79,603
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	3.052%	01/01/32	60,770	57,106
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	2.402%	03/01/33	381,349	376,744
Structured Asset Securities Corporation, Series 2003-29-3A1 (a)	4.933%	09/01/33	562,457	559,317
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/01/33	194,285	197,376
Wa-Mu Mortgage Pass- Through Certificates, Series 2003-S3-3A1	5.500%	05/01/33	246,193	259,201
Wa-Mu Mortgage Pass- Through Certificates, Series 2003-AR7-A7 (a)	2.413%	08/01/33	289,198	288,312
Wa-Mu Mortgage Pass- Through Certificates, Series 2003-AR8-A (a)	2.477%	08/01/33	694,140	705,014
Wa-Mu Mortgage Pass- Through Certificates, Series 2002-AR2-A (a)	1.893%	02/20/34	300,446	289,325
Wells Fargo Mortgage- Backed Securities, Series 2003-G-A1 (a)	2.615%	06/01/33	10,318	10,319
Wells Fargo Mortgage- Backed Securities, Series 2003-J-2A7 (a)	2.634%	10/01/33	461,444	461,435

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 36.8% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.615%	11/01/33	$426,954	$427,969
				25,344,254
Federal Home Loan Mortgage Corporation — 4.3%
FHLMC, Series 2999-ND	4.500%	07/01/20	63,715	66,229
FHLMC, Series 2515-UP	5.500%	10/01/22	133,552	144,993
FHLMC, Series 2690-TV	4.500%	11/01/25	147,602	152,507
FHLMC, Series 3827-HA	3.500%	11/01/25	202,909	219,245
FHLMC, Series 4011-ML	3.000%	03/01/27	500,000	519,251
FHLMC, Series 2700-PG	4.500%	05/01/32	11,271	11,308
FHLMC, Series 2569-LD	5.500%	02/01/33	187,086	211,220
FHLMC, Series 3793-UA	4.000%	06/01/33	140,692	151,670
FHLMC, Series 2785-GD	4.500%	10/01/33	16,501	16,841
FHLMC, Series 3017-MK	5.000%	12/01/34	16,407	17,124
FHLMC, Series 4011-NP	3.000%	07/01/39	314,150	319,259
FHLMC, Series 3843-JA	4.000%	04/01/40	166,928	180,249
FHLMC, Series 4017-MA	3.000%	03/01/41	155,238	159,796
FHLMC, Series 4077-AP	4.000%	01/01/42	410,820	442,042
FHLMC, Series 4183-PA	3.500%	01/01/43	348,474	369,433
				2,981,167
Federal National Mortgage Association — 2.5%
FNMA, Series 2003-89-LC	4.500%	09/01/18	36,371	37,504
FNMA, Series 2003-83-PG	5.000%	06/01/23	29,511	30,830
FNMA, Series 2015-M11-A1	2.097%	04/01/25	535,061	545,759
FNMA, Series 2005-80-BA	5.000%	04/01/29	77,618	86,243
FNMA, Series 2009-96-DB	4.000%	11/01/29	542,591	580,397
FNMA, Series 2004-8-GD	4.500%	10/01/32	5,668	5,680
FNMA, Pool #MA0584	4.500%	10/01/40	96,934	101,832
FNMA, Series 2014-80-KA	2.000%	03/01/44	321,588	331,090
FNMA, Series 2011-100QM	4.000%	10/01/50	56,258	57,354
				1,776,689
Government National Mortgage Association — 0.8%
GNMA, Series 2009-104-KA	4.500%	08/01/39	345,844	369,265
GNMA, Series 2011-159-EA	4.000%	10/01/40	27,870	28,839
GNMA, Series 2011-138-PX	4.000%	06/01/41	141,168	146,708
				544,812

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 44.7% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration — 0.3%
SBA, Series 2009-20A-1	5.720%	01/01/29	$169,357	$194,455

Total Mortgage-Backed Securities (Cost $30,893,549)				$30,841,377

MUNICIPAL BONDS — 3.7%	Coupon	Maturity	Par Value	Value
California State Housing Finance Agency	3.650%	08/01/25	$620,000	$648,049
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	397,316
Illinois State General Obligation	5.877%	03/01/19	415,000	448,578
Industry Public Facilities Authorization, California	3.821%	01/01/22	200,000	212,304
Industry Public Facilities Authorization, California	5.750%	01/01/24	200,000	201,614
Irvine, California, Unified School District, Special Tax, Revenue	5.395%	09/01/17	155,000	162,423
New Jersey State Economic Development Authority, Revenue	3.802%	06/15/18	325,000	327,834
San Francisco City & County Redevelopment Agency	2.120%	08/01/18	125,000	126,175
Total Municipal Bonds (Cost $2,426,478)				$2,524,293

ASSET-BACKED SECURITIES — 0.9%	Coupon	Maturity	Par Value	Value
Applebees/IHOP Funding, LLC,
144A, Series 2014-1-A2 (Cost $622,540)	4.277%	09/05/44	$625,000	$627,626

CORPORATE BONDS — 38.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 1.4%
AutoNation, Inc.	5.500%	02/01/20	$550,000	$595,322
QVC, Inc.	5.125%	07/02/22	350,000	355,370
				950,692

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

CORPORATE BONDS — 38.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples — 4.5%
Anheuser-Busch InBev SA/NV	3.300%	02/01/23	$550,000	$565,189
CVS Health Corporation	3.500%	07/20/22	750,000	783,285
Kraft Heinz Company (The), 144A	3.500%	07/15/22	750,000	772,342
Kroger Company (The)	4.000%	02/01/24	750,000	800,491
SABMiller plc, 144A,	6.500%	07/15/18	148,000	162,654
				3,083,961
Energy — 1.5%
El Paso, LLC	6.500%	09/15/20	143,000	144,454
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	432,925
Magellan Midstream Partners L.P.	5.000%	03/01/26	445,000	454,008
				1,031,387
Financials — 14.0%
Air Lease Corporation	4.250%	09/15/24	570,000	528,675
Ally Financial, Inc.	5.750%	11/20/25	300,000	291,000
Ares Capital Corporation	4.375%	01/15/19	775,000	768,219
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	610,000	626,252
Bank of America Corporation	4.250%	10/22/26	750,000	740,179
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	750,000	714,375
Fairfax Financial Holdings, Ltd., 144A	4.875%	08/13/24	750,000	735,253
Fidelity National Information Services, Inc.	3.875%	06/05/24	750,000	724,715
Ford Motor Credit Company, LLC	5.875%	08/02/21	505,000	557,056
Icahn Enterprises, L.P.	5.875%	02/01/22	575,000	501,687
International Lease Finance Corporation, 144A	7.125%	09/01/18	440,000	478,500
JPMorgan Chase & Company	3.125%	01/23/25	750,000	747,197
Morgan Stanley	5.500%	07/24/20	750,000	830,269
SVB Financial Group	3.500%	01/29/25	625,000	619,529
Wells Fargo & Company	4.300%	07/22/27	750,000	778,284
				9,641,190
Health Care — 1.6%
Actavis Funding SCS	3.450%	03/15/22	625,000	637,387
HCA, Inc.	4.250%	10/15/19	450,000	463,500
				1,100,887
Industrials — 3.0%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	332,768	332,768
Air Canada, 144A, Series 2013-1B	5.375%	11/15/22	465,492	455,018

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

CORPORATE BONDS — 38.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 3.0% (Continued)
American Airlines Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	$428,043	$430,183
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	282,236	299,169
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	273,713	297,307
US Airways, Inc., Class A Pass- Through Certificates, Series 2012-2	4.625%	06/03/25	277,765	287,487
				2,101,932
Information Technology — 2.3%
Baidu, Inc.	3.250%	08/06/18	750,000	763,824
CDK Global, Inc.	3.300%	10/15/19	250,000	248,815
Tencent Holdings Ltd., 144A	3.800%	02/11/25	550,000	556,657
				1,569,296
Materials — 2.1%
Ball Corporation	5.250%	07/01/25	350,000	364,875
Harsco Corporation	5.750%	05/15/18	250,000	163,125
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	300,000	309,900
Westlake Chemical Corporation	3.600%	07/15/22	584,000	584,919
				1,422,819
Real Estate — 4.0%
American Campus Communities, Inc.	3.350%	10/01/20	635,000	644,796
AvalonBay Communities, Inc.	3.500%	11/15/24	600,000	614,413
Essex Portfolio, L.P.	3.875%	05/01/24	615,000	633,897
Healthcare Trust of America Holdings, L.P.	3.700%	04/15/23	500,000	495,070
WEA Finance, LLC, 144A	2.700%	09/17/19	400,000	399,253
				2,787,429
Telecommunication Services — 4.4%
American Tower Trust I, 144A	3.070%	03/15/23	500,000	505,408
AT&T, Inc.	3.000%	06/30/22	245,000	242,797
CCO Safari II, LLC, 144A	4.464%	07/23/22	470,000	477,225
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	690,000	742,238
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	522,217	526,019
SBA Tower Trust, 144A (a)	3.598%	04/15/18	525,000	529,536
				3,023,223

Total Corporate Bonds (Cost $26,810,974)				$26,712,816

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)

MONEY MARKET FUNDS — 0.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.23% (c) (Cost $246,949)	246,949	$246,949

Total Investments at Value — 100.3% (Cost $68,821,553)		$69,102,315

Liabilities in Excess of Other Assets — (0.3%)		(195,428)

Net Assets — 100.0%		$68,906,887

144A -This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 29, 2016.

(b)	Step coupon.

(c)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments February 29, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — 49.3%	Coupon	Maturity	Par Value	Value
Commercial — 33.2%
ACE Securities Corporation, Series 2003-NC1-A2A (a)	1.266%	07/25/33	$234,621	$188,828
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.185%	11/25/50	111,560	111,542
Adjustable Rate Mortgage Trust, Series 2005-3 (a)	0.746%	07/25/35	862,776	825,093
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (a)	0.666%	07/25/35	686,057	667,602
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.749%	12/01/35	306,935	316,360
American Home Mortgage Investment Trust, Series 2004-3 6A1	4.820%	10/01/34	469,365	476,330
American Home Mortgage Investment Trust, Series 2005-1-5A1 (a)	2.844%	06/01/45	255,350	248,838
Bank of America Funding Corporation, Series 2005-E 4A1 (a)	2.843%	03/01/35	312,533	307,367
Bank of America Funding Corporation, Series 2009-R6-3A1 (a)	2.063%	01/01/37	148,185	147,636
Bank of America Mortgage Securities, Inc., Series 2004-1-2A1 (a)	5.500%	02/01/34	321,471	326,409
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/01/36	159,542	159,224
BCAP, LLC Trust, 144A, Series 2009-RR4-2A1 (a)	2.815%	07/01/36	92,175	92,216
BCAP, LLC Trust, 144A, Series 2009-RR2-A1 (a)	2.732%	01/01/38	75,453	75,327
BCRR Trust, 144A, Series 2009-1-2A1 (a)	5.857%	07/11/40	138,491	139,357
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.115%	11/25/34	57,002	55,102
Bear Stearns Asset-Backed Securities Trust, Series 2004-B01-M2 (a)	1.185%	10/25/34	81,848	81,610
Centex Home Equity Loan Trust, Series 2004-D-AF6	4.670%	09/01/34	43,775	44,807
CIT Group Home Equity Loan Trust, Series 2003-1-A4 (a)	3.930%	03/01/32	161,125	162,622

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 49.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 33.2% (Continued)
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (a)	2.621%	05/01/34	$620,611	$624,170
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-12A1 (a)	2.737%	07/01/36	34,762	34,562
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2010-8-6A6	4.500%	12/01/36	369,762	373,449
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-4A1 (a)	2.872%	04/01/37	115,167	114,493
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.771%	05/25/37	62,469	61,683
Countrywide Asset- Backed Certificates, Series 2004-6-2A3 (a)	1.635%	11/25/34	440,366	429,356
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	06/01/18	75,750	74,110
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	09/01/19	332,348	338,389
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	6.411%	05/01/37	296,079	298,332
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-2R-2A5 (a)	2.199%	06/01/37	24,776	24,704
Credit Suisse Commercial Mortgage Trust, Series 2007-C1-A3	5.383%	02/01/40	233,352	237,133
Credit Suisse Commercial Mortgage Trust, Series 2007-C5-A4	5.695%	09/01/40	294,958	304,456
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/01/19	913,883	930,968
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	2.652%	09/01/34	1,162,113	1,143,998
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (a)	0.696%	07/25/35	84,262	81,912
Credit Suisse First Boston Securities Corporation Mortgage Trust, 144A, Series 2009-3R-25A1 (a)	2.854%	07/01/36	123,124	123,137
Credit Suisse Mortgage Trust, 144A, Series 2010-16-A4 (a)	4.250%	06/01/50	650,000	653,707

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 49.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 33.2% (Continued)
DB Master Finance, LLC, 144A, Series 2015-1A-A2I	3.262%	02/20/19	$965,250	$949,420
Domino’s Pizza Master Issuer, LLC, 144A, Series 2012-1A-A2	5.216%	01/25/42	774,696	791,730
First Horizon Mortgage Pass-Through Trust, Series 2003-AR3-3A1(a)	2.689%	09/01/33	499,396	504,695
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	104,540	102,530
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.335%	11/25/34	102,198	98,900
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	2.667%	10/01/33	189,886	191,096
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/01/34	144,359	149,170
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (a)	0.935%	06/25/35	263,212	248,338
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	0.785%	01/25/45	574,495	560,659
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.095%	12/25/34	1,054,758	1,020,508
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/01/33	777,272	788,967
Harborview Mortgage Loan Trust, Series 2004-4-2A (a)	0.990%	06/19/34	164,818	151,157
Impac CMB Trust, Series 2005-4-2A1 (a)	1.035%	05/25/35	507,235	491,110
Impac CMB Trust, Series 2007-A-A (a)	0.685%	05/25/37	529,670	477,416
Jefferies & Company, 144A, Series 2010-R4-2A	3.750%	10/01/35	674,265	674,753
Jefferies & Company, 144A, Series 2009-R9-1A1 (a)	2.407%	08/01/46	94,424	94,640
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	2.083%	10/01/33	293,929	288,182
JPMorgan Re-REMIC, 144A, Series 2009-9-A1 (a)	6.000%	09/01/36	121,505	124,046
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	2.827%	06/01/45	1,000,000	1,001,589

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 49.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 33.2% (Continued)
JPMorgan Re-REMIC, 144A, Series 2009-7-8A1 (a)	3.098%	01/01/47	$7,352	$7,346
Master Adjustable Rate Mortgages Trust, Series 2004-6 4A6 (a)	2.546%	07/01/34	978,256	988,846
MASTR Asset Alternative Loans Trust, Series 2003-1 2A1	6.500%	01/01/33	916,282	942,449
MASTR Asset Securitization Trust, Series 2003-8-2A1 (a)	4.500%	09/01/18	177,345	176,737
MASTR Asset Securitization Trust, Series 2004-8-3A1 (a)	5.250%	08/01/19	382,363	392,366
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/01/24	277,185	286,537
MASTR Specialized Loan Trust, 144A, Series 2005-3-A1 (a)	0.795%	11/25/35	164,719	156,129
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (a)	1.115%	04/25/28	192,510	185,007
Morgan Stanley Capital, Inc., Series 2004-SD2-A (a)	1.335%	04/25/34	103,713	102,391
Morgan Stanley Capital, Inc., Series 2005-HE2-A1MZ (a)	0.955%	01/25/35	344,981	341,394
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.705%	11/25/35	65,393	64,780
Mortgage IT Trust, Series 2004-2-M1 (a)	1.260%	12/25/34	583,730	535,395
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	5.034%	08/01/35	1,193,627	1,244,289
Option One Mortgage Loan Trust, Series 2005-1-A1A (a)	0.926%	02/25/35	1,526,601	1,505,624
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A (a)	3.450%	03/10/27	74,666	75,644
Park Place Securities, Inc., Series 2005-WHQ1-M2 (a)	1.185%	03/25/35	39,151	38,977
Provident Funding Mortgage Loan Trust, Series 2003-1-A (a)	2.614%	08/01/33	690,488	706,804
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	2.573%	05/01/35	459,288	467,361

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 49.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 33.2% (Continued)
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	6.114%	06/01/49	$228,876	$232,284
RBSSP Resecuritization Trust, 144A, Series 2010-3-4A1 (a)	3.086%	12/01/35	492,574	490,925
RBSSP Resecuritization Trust, 144A, Series 2009-2-2A1 (a)	5.500%	05/01/36	33,851	33,955
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6 (a)	4.547%	12/01/34	23,558	23,771
Residential Asset Mortgage Products, Inc., Series 2005-SP3-A3 (a)	0.825%	12/25/35	38,024	37,744
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/01/33	47,368	48,599
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/01/32	282,028	284,133
Residential Funding Mortgage Security I, Inc., Series 2004-S2-A9 (a)	5.500%	03/01/34	195,067	198,315
Security National Mortgage Loan Trust, Series 2006-3A-A1 (a)	0.706%	01/25/37	25,635	25,622
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/01/42	245,348	245,147
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	22,612	22,776
Soundview Home Equity Loan Trust, Series 2003-2-A2 (a)	1.735%	11/25/33	100,921	99,518
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	2.559%	09/01/34	324,270	318,509
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.395%	08/25/33	614,606	605,807
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (a)	1.135%	08/25/33	221,941	217,824
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/01/33	356,339	362,008
Structured Asset Securities Corporation, Series 2003-34A-3A4 (a)	2.613%	11/01/33	604,490	588,949

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 49.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 33.2% (Continued)
Structured Asset Securities Corporation, Series 2004-GEL3-A (a)	1.395%	08/25/34	$174,975	$172,037
Truman Capital Mortgage Loan Trust, 144A, Series 2005-1-A (a)	0.865%	03/25/37	194,376	189,548
Wa-Mu Mortgage Pass- Through Certificates, Series 2003-AR7-A7 (a)	2.413%	08/01/33	344,733	343,677
Wa-Mu Mortgage Pass- Through Certificates, Series 2003-AR8-A (a)	2.477%	08/01/33	216,919	220,317
Wa-Mu Mortgage Pass- Through Certificates, Series 2002-AR2-A (a)	1.893%	02/20/34	85,842	82,664
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS3-2A1 (a)	5.250%	03/01/18	165,962	166,223
Wells Fargo Mortgage Loan Trust, Series 2010-RR1-1 (a)	2.629%	02/01/37	1,151,039	1,154,371
Wells Fargo Mortgage- Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/01/20	272,112	277,444
Wells Fargo Mortgage-Backed Securities, Series 2003-K 1A2 (a)	2.615%	11/01/33	640,432	641,953
Wells Fargo Mortgage- Backed Securities, Series 2003-0-5A1 (a)	2.705%	01/01/34	747,672	759,816
Wells Fargo Mortgage- Backed Securities, Series 2004-K-2A12 (a)	2.739%	07/01/34	91,554	91,600
Wells Fargo Mortgage- Backed Securities, Series 2005-AR10-2A2 (a)	2.750%	06/01/35	146,641	150,312
Wells Fargo Mortgage- Backed Securities, Series 2006-AR8 (a)	2.743%	04/01/36	677,285	666,949
				35,954,608
Federal Home Loan Mortgage Corporation — 5.6%
FHLMC, Series 3808-VP	4.000%	10/01/27	1,275,797	1,277,490
FHLMC, Series 3861-A	4.500%	01/01/29	61,902	62,860
FHLMC, Series 2580-PY	4.000%	03/01/33	423,585	449,218
FHLMC, Series 3837-JA	4.000%	05/01/38	9,824	10,160

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 49.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 5.6% (Continued)
FHLMC, Series 3687-CB	2.500%	11/01/38	$570,687	$583,103
FHLMC, Series 4524-CA	2.500%	05/01/41	847,994	862,490
FHLMC, Series 4417-HD	2.250%	11/01/41	1,017,612	1,028,376
FHLMC, Series 4312-GA	2.500%	12/01/41	709,605	718,305
FHLMC, Series 4183-PA	3.500%	01/01/43	1,045,421	1,108,300
				6,100,302
Federal National Mortgage Association — 8.2%
FNMA, Series 2003-48-TC	5.000%	06/01/23	217,423	234,685
FNMA, Series 2004-9-DH	4.000%	06/01/33	123,584	127,815
FNMA, Series 2008-17-PA	4.500%	10/01/37	675,456	723,578
FNMA, Series 2010-152-DA	3.000%	05/01/39	351,453	368,668
FNMA, Series 2011-15-W(a)	3.506%	06/01/39	598,003	622,029
FNMA, Series 2009-94-DA	4.500%	10/01/39	535,294	574,974
FNMA, Series 2012-102-PA	4.500%	03/01/41	513,045	541,459
FNMA, Series 2013-9-CB	5.500%	04/01/42	622,312	702,552
FNMA, Series 2015-55-QA	3.500%	10/01/42	1,402,592	1,462,430
FNMA, Series 2012-136-PD	2.500%	11/01/42	636,980	652,878
FNMA, Series 2014-80-KA	2.000%	03/01/44	756,678	779,035
FNMA, Series 2015-27-MB	2.000%	10/01/44	2,072,861	2,064,752
				8,854,855
Government National Mortgage Association — 2.1%
GNMA, Pool #GN615735	5.000%	06/01/23	286,761	319,387
GNMA, Series 2009-100-PL	5.000%	04/01/37	64,273	65,515
GNMA, Series 2010-10-NH	4.000%	12/01/38	359,771	376,965
GNMA, Series 2012-10-LD	3.000%	07/01/40	778,222	806,747
GNMA, Series 2011-159-EA	4.000%	10/01/40	69,674	72,097
GNMA, Series 2014-184-ED	3.000%	12/01/43	662,475	690,108
				2,330,819
Small Business Administration — 0.2%
SBA, Series 2002-20K (a)	5.080%	11/01/22	159,673	171,534

Total Mortgage-Backed Securities (Cost $53,503,484)				$53,412,118

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

MUNICIPAL BONDS — 4.0%	Coupon	Maturity	Par Value	Value
Carson California Redevelopment Agency	2.261%	02/01/17	$570,000	$571,328
City of Las Vegas, Nevada	7.750%	09/01/29	665,000	798,299
Illinois State General Obligation	5.163%	02/01/18	465,000	485,209
Illinois State General Obligation	5.877%	03/01/19	345,000	372,914
Industry Public Facilities Authorization, California	2.203%	01/01/18	625,000	629,388
New Jersey State Economic Development Authority, Revenue	3.802%	06/15/18	800,000	806,976
San Francisco City & County Redevelopment Agency	2.120%	08/01/18	625,000	630,875
Total Municipal Bonds (Cost $4,277,348)				$4,294,989

CORPORATE BONDS — 44.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 5.9%
AutoNation, Inc.	6.750%	04/15/18	$688,000	$735,143
Brinker International, Inc.	2.600%	05/15/18	450,000	452,403
Dillard's, Inc.	7.130%	08/01/18	930,000	1,009,230
Expedia, Inc.	7.456%	08/15/18	600,000	663,248
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	665,000	755,523
McGraw-Hill Companies, Inc. (The)	5.900%	11/15/17	600,000	633,967
MGM Resorts International	7.625%	01/15/17	400,000	416,500
QVC, Inc.	3.125%	04/01/19	600,000	596,437
Tencent Holdings Ltd., 144A	3.375%	03/05/18	600,000	613,843
Toll Brothers Finance Corporation	8.910%	10/15/17	450,000	495,000
				6,371,294
Consumer Staples — 1.9%
Kraft Heinz Company (The), 144A	2.000%	07/02/18	690,000	689,193
Kroger Company (The)	7.000%	05/01/18	250,000	276,732
Kroger Company (The)	6.800%	12/15/18	381,000	430,065
SABMiller plc, 144A,	6.500%	07/15/18	600,000	659,409
				2,055,399
Energy — 1.3%
Kinder Morgan, Inc.	7.250%	06/01/18	600,000	612,825
Spectra Energy Capital, LLC	6.200%	04/15/18	715,000	746,240
				1,359,065
Financials — 15.3%
Ally Financial, Inc.	3.600%	05/21/18	300,000	298,500
ANZ New Zealand International Ltd., 144A	2.250%	02/01/19	900,000	899,667
Ares Capital Corporation	4.375%	01/15/19	900,000	892,125

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

CORPORATE BONDS — 44.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 15.3% (Continued)
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	$920,000	$933,874
Bank of America Corporation	5.650%	05/01/18	1,025,000	1,094,221
Bank One Corporation	8.530%	03/01/19	450,000	517,926
Citigroup, Inc.	2.150%	07/30/18	1,000,000	996,433
CNA Financial Corporation	6.950%	01/15/18	661,000	713,766
Discover Bank	2.600%	11/13/18	750,000	749,192
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	550,000	594,395
Fidelity National Financial, Inc.	6.600%	05/15/17	913,000	956,911
Fidelity National Information Services, Inc.	2.850%	10/15/18	730,000	736,238
GATX Financial Corporation	2.375%	07/30/18	190,000	188,082
Goldman Sachs Group, Inc.	6.150%	04/01/18	975,000	1,050,896
Icahn Enterprises, L.P.	4.875%	03/15/19	965,000	895,037
International Lease Finance Corporation, 144A	7.125%	09/01/18	505,000	549,187
JPMorgan Chase & Company	6.300%	04/23/19	500,000	561,085
Morgan Stanley	2.450%	02/01/19	890,000	894,290
Oaktree Capital Management, L.P., 144A	6.750%	12/02/19	600,000	688,576
Sirius International Insurance Group, Ltd., 144A	6.375%	03/20/17	725,000	745,530
Synchrony Financial	2.600%	01/15/19	740,000	734,335
Wells Fargo & Company	2.125%	04/22/19	900,000	906,958
				16,597,224
Health Care — 3.0%
Actavis Funding SCS	2.350%	03/12/18	600,000	603,684
Fresenius Medical Care AG & Company, 144A	5.625%	07/31/19	535,000	581,144
HCA, Inc.	4.250%	10/15/19	400,000	412,000
Humana, Inc.	7.200%	06/15/18	968,000	1,075,414
McLaren Health Care Corporation	1.964%	05/15/18	600,000	602,501
				3,274,743
Industrials — 3.0%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	158,461	158,461
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	33,257	36,582
American Airlines Group Pass- Through Trust, 144A, Series 2011-1	7.000%	01/31/18	317,357	330,051
Continental Airlines, Inc., Series 2009-1	9.000%	07/08/16	100,896	103,544
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	69,757	70,888

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

CORPORATE BONDS — 44.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 3.0% (Continued)
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	$64,932	$67,529
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	56,857	62,401
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	56,630	61,512
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	306,384	317,874
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	132,142	148,494
Domtar Corporation	10.750%	06/01/17	95,000	104,575
General Motors Financial Company, Inc.	3.250%	05/15/18	525,000	523,630
Ingersoll-Rand Global Holding Company, Ltd.	6.875%	08/15/18	525,000	579,879
Masco Corporation	6.125%	10/03/16	500,000	512,500
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	150,959	160,394
				3,238,314
Information Technology — 2.3%
Baidu, Inc.	3.250%	08/06/18	650,000	661,981
Dell, Inc.	5.650%	04/15/18	350,000	362,250
Juniper Networks, Inc.	3.125%	02/26/19	720,000	720,785
Nokia Corporation	5.375%	05/15/19	265,000	280,900
NXP BV/NXP Funding, LLC, 144A	3.750%	06/01/18	500,000	505,000
				2,530,916
Materials — 2.3%
Cytec Industries, Inc.	8.950%	07/01/17	157,000	169,519
Glencore Funding, LLC, 144A	2.125%	04/16/18	500,000	457,813
Harsco Corporation	5.750%	05/15/18	294,000	191,835
Packaging Corporation of America	6.500%	03/15/18	880,000	944,880
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	325,000	335,725
U.S. Concrete, Inc.	8.500%	12/01/18	390,000	403,650
				2,503,422
Real Estate — 2.7%
First Industrial, L.P.	5.950%	05/15/17	430,000	449,056
Hospitality Properties Trust	5.625%	03/15/17	525,000	540,828
Liberty Property, L.P.	6.625%	10/01/17	646,000	687,466
National Retail Properties, Inc.	6.875%	10/15/17	293,000	315,150
PPF Funding, Inc., 144A	5.700%	04/15/17	234,000	241,245
Simon Property Group, L.P.	10.350%	04/01/19	600,000	735,155
				2,968,900

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

CORPORATE BONDS — 44.5% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services — 6.0%
American Tower Corporation	4.500%	01/15/18	$390,000	$405,865
American Tower Corporation	3.400%	02/15/19	525,000	533,842
CBS Corporation	4.625%	05/15/18	600,000	632,365
Cox Communications, Inc., 144A	6.250%	06/01/18	650,000	696,069
Cox Communications, Inc., 144A	9.375%	01/15/19	360,000	419,458
Grupo Televisa, S.A.B.	6.000%	05/15/18	600,000	645,010
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	493,733	497,327
Interpublic Group of Companies, Inc. (The)	2.250%	11/15/17	985,000	967,388
SBA Tower Trust, 144A (a)	3.598%	04/15/18	750,000	756,480
SiTV, LLC, 144A,	10.375%	07/01/19	200,000	140,000
Verizon Communications, Inc.	3.650%	09/14/18	750,000	786,203
				6,480,007
Utilities — 0.8%
Columbia Pipeline Group, Inc., 144A	2.450%	06/01/18	340,000	326,208
Otter Tail Corporation	9.000%	12/15/16	543,000	568,083
				894,291

Total Corporate Bonds (Cost $48,722,687)				$48,273,575

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)

MONEY MARKET FUNDS — 1.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.23% (c) (Cost $1,750,234)	1,750,234	$1,750,234

Total Investments at Value — 99.4% (Cost $108,253,753)		$107,730,916

Other Assets in Excess of Liabilities — 0.6%		699,760

Net Assets — 100.0%		$108,430,676

144A -This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 29, 2016.

(b)	Step coupon.

(c)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments February 29, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — 1.2%	Coupon	Maturity	Par Value	Value
Commercial — 1.2%
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1A (Cost $488,822)	3.484%	10/25/45	$498,750	$494,074

CORPORATE BONDS — 93.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 17.8%
ACCO Brands Corporation	6.750%	04/30/20	$750,000	$793,125
Affinity Gaming	9.000%	05/15/18	30,000	30,300
APX Group Holdings, Inc.	6.375%	12/01/19	750,000	731,250
Ashton Woods USA, LLC, 144A	6.875%	02/15/21	750,000	607,500
GameStop Corporation, 144A	5.500%	10/01/19	750,000	744,375
KB Home	4.750%	05/15/19	750,000	716,250
Landry's Holdings II, Inc., 144A	10.250%	01/01/18	750,000	727,500
MGM Resorts International	5.250%	03/31/20	750,000	765,000
Michaels Stores, Inc., 144A	5.875%	12/15/20	750,000	772,500
NCL Corporation Ltd., 144A	4.625%	11/15/20	750,000	729,375
NPC International, Inc.	10.500%	01/15/20	750,000	757,500
				7,374,675
Consumer Staples — 7.2%
Beverages & More, Inc., 144A	10.000%	11/15/18	750,000	667,500
Bumble Bee Holdings, Inc., 144A	9.000%	12/15/17	499,000	506,485
Bumble Bee Holdings, Inc., 144A	9.625%	03/15/18	251,000	248,490
Cott Beverages, Inc.	6.750%	01/01/20	750,000	789,375
FAGE Dairy Industry S.A., 144A	9.875%	02/01/20	750,000	774,375
				2,986,225
Energy — 3.3%
Hornbeck Offshore Services, Inc.	5.875%	04/01/20	350,000	182,000
Targa Resources Partners, L.P.	4.125%	11/15/19	750,000	661,875
Vanguard Natural Resources, LLC	7.875%	04/01/20	500,000	55,000
WPX Energy, Inc.	7.500%	08/01/20	750,000	472,500
				1,371,375
Financials — 12.1%
CIT Group, Inc.	5.375%	05/15/20	750,000	774,375
Credit Acceptance Corporation	6.125%	02/15/21	750,000	697,500
Hub Holdings, LLC, 144A	8.125%	07/15/19	750,000	624,375

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)

CORPORATE BONDS — 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 12.1% (Continued)
Icahn Enterprises, L.P.	6.000%	08/01/20	$750,000	$697,500
International Lease Finance Corporation	8.250%	12/15/20	750,000	867,188
iStar, Inc.	5.000%	07/01/19	750,000	698,437
NewStar Financial, Inc.	7.250%	05/01/20	750,000	667,500
				5,026,875
Health Care — 6.6%
HCA, Inc.	6.250%	02/15/21	500,000	531,250
Prospect Medical Holdings, Inc., 144A	8.375%	05/01/19	750,000	766,875
Tenet Healthcare Corporation	8.000%	08/01/20	750,000	757,500
Valeant Pharmaceuticals International, Inc., 144A	5.375%	03/15/20	750,000	678,750
				2,734,375
Industrials — 14.8%
Air Canada, 144A	8.750%	04/01/20	750,000	772,500
Air Canada, 144A	5.000%	09/15/20	750,000	682,500
American Airlines Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	684,868	688,292
Fiat Chrysler Automobiles N.V.	4.500%	04/15/20	750,000	738,750
Neovia Logistics Intermediate Holdings, LLC, 144A	10.000%	02/15/18	750,000	525,000
Sappi Ltd., 144A	7.750%	07/15/17	725,000	752,188
Techniplas, LLC, 144A	10.000%	05/01/20	750,000	481,875
XPO Logistics, Inc., 144A	7.875%	09/01/19	750,000	774,375
Zachry Holdings, Inc., 144A	7.500%	02/01/20	750,000	716,250
				6,131,730
Information Technology — 1.9%
CommScope Holdings Company, Inc., 144A	6.625%	06/01/20	750,000	765,000

Materials — 12.5%
Ardagh Finance Holdings S.A., 144A	8.625%	06/15/19	782,343	729,535
Cornerstone Chemical Company, 144A	9.375%	03/15/18	350,000	318,500
Glencore Funding, LLC, 144A	2.500%	01/15/19	750,000	661,875
Harsco Corporation	5.750%	05/15/18	750,000	489,375

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)

CORPORATE BONDS — 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 12.5% (Continued)
INEOS Group Holdings S.A., 144A	5.875%	02/15/19	$750,000	$735,000
Mercer International, Inc.	7.000%	12/01/19	750,000	697,500
Reynolds Group Holdings Limited Beverage Packaging Holdings II S.A.	9.875%	08/15/19	750,000	772,500
U.S. Concrete, Inc.	8.500%	12/01/18	750,000	776,250
				5,180,535
Telecommunication Services — 13.3%
CSC Holdings, LLC	8.625%	02/15/19	750,000	806,250
Digicel Ltd., 144A	7.000%	02/15/20	750,000	663,750
Frontier Communications Corporation, 144A	8.875%	09/15/20	750,000	774,375
Gray Television, Inc.	7.500%	10/01/20	750,000	788,438
Numericable-SFR S.A., 144A	4.875%	05/15/19	500,000	499,750
SiTV, LLC, 144A	10.375%	07/01/19	750,000	525,000
Sprint Capital Corporation	6.900%	05/01/19	750,000	639,375
Windstream Services, LLC	7.875%	11/01/17	750,000	785,625
				5,482,563
Utilities — 3.8%
AES Corporation (The) (a)	3.414%	06/01/19	750,000	712,500
NGL Energy Partners, L.P.	5.125%	07/15/19	249,000	146,287
NRG Energy, Inc.	8.250%	09/01/20	750,000	716,250
				1,575,037

Total Corporate Bonds (Cost $41,063,152)				$38,628,390

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)

MONEY MARKET FUNDS — 3.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.23% (b) (Cost $1,614,029)	1,614,029	$1,614,029

Total Investments at Value — 98.4% (Cost $43,166,003)		$40,736,493

Other Assets in Excess of Liabilities — 1.6%		671,269

Net Assets — 100.0%		$41,407,762

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 29, 2016.

(b)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Assets and Liabilities February 29, 2016 (Unaudited)

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
ASSETS
Investments in securities:
At amortized cost	$68,821,553	$108,253,753	$43,166,003
At value (Note 2)	$69,102,315	$107,730,916	$40,736,493
Cash	1,751	21,410	—
Dividends and interest receivable	372,539	841,275	677,880
Receivable for capital shares sold	62,919	—	108,000
Other assets	22,106	28,321	5,771
TOTAL ASSETS	69,561,630	108,621,922	41,528,144

LIABILITIES
Payable for investment securities purchased	556,762	—	—
Dividends payable	57,760	75,928	81,091
Payable for capital shares redeemed	4,287	63,010	340
Payable to Adviser (Note 4)	13,459	21,763	20,031
Payable to administrator (Note 4)	9,835	12,580	6,790
Other accrued expenses	12,640	17,965	12,130
TOTAL LIABILITIES	654,743	191,246	120,382

NET ASSETS	$68,906,887	$108,430,676	$41,407,762

NET ASSETS CONSIST OF:
Paid-in capital	$68,673,162	$109,222,986	$44,456,361
Accumulated net investment income	1,094	316	251
Accumulated net realized losses from security transactions	(48,131)	(269,789)	(619,340)
Net unrealized appreciation (depreciation) on investments	280,762	(522,837)	(2,429,510)
NET ASSETS	$68,906,887	$108,430,676	$41,407,762

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$68,906,887	$108,430,676	$41,407,762
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	7,063,968	10,938,209	4,446,636
Net asset value, offering and redemption price per share (Note 2)	$9.75	$9.91	$9.31

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Operations For the Six Months Ended February 29, 2016 (a) (Unaudited)

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
INVESTMENT INCOME
Interest	$1,023,448	$1,025,902	$890,164
Dividends	799	1,497	528
	1,024,247	1,027,399	890,692
EXPENSES
Investment advisory fees (Note 4)	167,197	141,873	101,178
Administration fees (Note 4)	33,473	40,566	14,871
Professional fees	25,970	25,970	10,022
Pricing costs	20,487	23,053	7,762
Fund accounting fees (Note 4)	18,346	19,052	11,359
Registration and filing fees	11,291	16,494	8,508
Custodian and bank service fees	11,942	13,801	6,521
Trustees’ fees and expenses (Note 4)	9,112	9,112	4,750
Transfer agent fees (Note 4)	7,500	6,750	6,000
Reports to shareholders	3,403	3,283	1,445
Postage and supplies	2,943	2,955	1,809
Insurance expense	2,844	2,801	583
Compliance service fees (Note 4)	1,500	1,500	1,000
Other expenses	1,826	1,892	1,056
TOTAL EXPENSES	317,834	309,102	176,864
Less fee reductions by the Adviser (Note 4)	(117,199)	(65,891)	(48,705)
NET EXPENSES	200,635	243,211	128,159

NET INVESTMENT INCOME	823,612	784,188	762,533

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	25,863	(9,429)	(584,254)
Net change in unrealized appreciation (depreciation) on investments	159,223	(437,716)	(2,429,510)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	185,086	(447,145)	(3,013,764)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,008,698	$337,043	$(2,251,231)

(a)	Except for First Western Short Duration High Yield Credit Fund which represents the period from the commencement of operations (October 1, 2015) through February 29, 2016.

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND Statements of Changes in Net Assets

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
FROM OPERATIONS
Net investment income	$823,612	$1,617,348
Net realized gains from security transactions	25,863	473,092
Net change in unrealized appreciation (depreciation) on investments	159,223	(870,513)
Net increase in net assets from operations	1,008,698	1,219,927

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(896,600)	(1,816,276)
From net realized gains on investments, Institutional Shares	(174,608)	(517,362)
Decrease in net assets from distributions to shareholders	(1,071,208)	(2,333,638)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	10,364,646	18,083,453
Reinvestments of distributions to shareholders	675,271	1,741,032
Payments for shares redeemed	(6,241,751)	(19,104,836)
Net increase in net assets from capital share transactions	4,798,166	719,649

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,735,656	(394,062)

NET ASSETS
Beginning of period	64,171,231	64,565,293
End of period	$68,906,887	$64,171,231

ACCUMULATED NET INVESTMENT INCOME	$1,094	$477

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,061,207	1,831,035
Shares issued in reinvestment of distributions to shareholders	69,271	176,890
Shares redeemed	(638,825)	(1,937,015)
Net increase in shares outstanding	491,653	70,910
Shares outstanding, beginning of period	6,572,315	6,501,405
Shares outstanding, end of period	7,063,968	6,572,315

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Statements of Changes in Net Assets

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
FROM OPERATIONS
Net investment income	$784,188	$1,299,383
Net realized gains (losses) from security transactions	(9,429)	41,390
Net change in unrealized appreciation (depreciation) on investments	(437,716)	(366,170)
Net increase in net assets from operations	337,043	974,603

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(910,816)	(1,476,747)
From net realized gains on investments, Institutional Shares	—	(89,542)
Decrease in net assets from distributions to shareholders	(910,816)	(1,566,289)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	53,472,299	46,668,627
Reinvestments of distributions to shareholders	607,570	1,260,021
Payments for shares redeemed	(20,074,146)	(35,660,163)
Net increase in net assets from capital share transactions	34,005,723	12,268,485

TOTAL INCREASE IN NET ASSETS	33,431,950	11,676,799

NET ASSETS
Beginning of period	74,998,726	63,321,927
End of period	$108,430,676	$74,998,726

ACCUMULATED NET INVESTMENT INCOME	$316	$621

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	5,375,842	4,656,469
Shares issued in reinvestment of distributions to shareholders	61,114	125,862
Shares redeemed	(2,013,621)	(3,556,986)
Net increase in shares outstanding	3,423,335	1,225,345
Shares outstanding, beginning of period	7,514,874	6,289,529
Shares outstanding, end of period	10,938,209	7,514,874

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Statement of Changes in Net Assets

Period Ended February 29, 2016 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$762,533
Net realized losses from security transactions	(584,254)
Net change in unrealized appreciation (depreciation) on investments	(2,429,510)
Net decrease in net assets from operations	(2,251,231)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(785,413)
From net realized gains on investments, Institutional Shares	(11,955)
Decrease in net assets from distributions to shareholders	(797,368)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	48,305,746
Reinvestments of distributions to shareholders	502,329
Payments for shares redeemed	(4,351,714)
Net increase in net assets from capital share transactions	44,456,361

TOTAL INCREASE IN NET ASSETS	41,407,762

NET ASSETS
Beginning of period	—
End of period	$41,407,762

ACCUMULATED NET INVESTMENT INCOME	$251

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	4,848,625
Shares issued in reinvestment of distributions to shareholders	52,683
Shares redeemed	(454,672)
Net increase in shares outstanding	4,446,636
Shares outstanding, beginning of period	—
Shares outstanding, end of period	4,446,636

(a)	Represents the period from the commencement of operations (October 1, 2015) through February 29, 2016.

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND INSTITUTIONAL SHARES Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Period Ended August 31, 2013 (a)
Net asset value at beginning of period	$9.76		$9.93	$9.66	$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.24	0.23	0.17
Net realized and unrealized gains (losses) on investments	0.02		(0.07)	0.39	(0.28)
Total from investment operations	0.14		0.17	0.62	(0.11)

Less distributions:
From net investment income	(0.13)		(0.27)	(0.26)	(0.23)
From net realized gains on investments	(0.02)		(0.07)	(0.09)	—
Total distributions	(0.15)		(0.34)	(0.35)	(0.23)

Net asset value at end of period	$9.75		$9.76	$9.93	$9.66

Total return (b)	1.49	%(c)	1.74%	6.58%	(1.08%	)(c)

Net assets at end of period (000’s)	$68,907		$64,171	$64,565	$58,309

Ratio of total expenses to average net assets (d)	0.95	%(e)	0.92%	0.95%	1.07	%(e)

Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.60%	0.60	%(e)

Ratio of net investment income to average net assets	2.47	%(e)	2.40%	2.30%	1.86	%(e)

Portfolio turnover rate	15	%(c)	129%	421%	340	%(c)

(a)	Represents the period from the commencement of operations (November 1, 2012) through August 31, 2013.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND INSTITUTIONAL SHARES Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Period Ended August 31, 2013 (a)
Net asset value at beginning of period	$9.98		$10.07	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.10		0.19	0.18	0.05
Net realized and unrealized gains (losses) on investments	(0.06)		(0.06)	0.19	(0.11)
Total from investment operations	0.04		0.13	0.37	(0.06)

Less distributions:
From net investment income	(0.11)		(0.21)	(0.19)	(0.05)
From net realized gains on investments	—		(0.01)	—	—
Total distributions	(0.11)		(0.22)	(0.19)	(0.05)

Net asset value at end of period	$9.91		$9.98	$10.07	$9.89

Total return (b)	0.38	%(c)	1.39%	3.77%	(0.58%	)(c)

Net assets at end of period (000’s)	$108,431		$74,999	$63,322	$23,699

Ratio of total expenses to average net assets (d)	0.76	%(e)	0.75%	0.89%	1.26	%(e)

Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.60%	0.60	%(e)

Ratio of net investment income to average net assets	1.93	%(e)	1.89%	1.81%	1.64	%(e)

Portfolio turnover rate	12	%(c)	63%	61%	19	%(c)

(a)	Represents the period from the commencement of operations (April 26, 2013) through August 31, 2013.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees and reimbursed expenses, the total returns would have been lower.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions and expense reimbursements by the Adviser (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND INSTITUTIONAL SHARES Financial Highlights

Per share data for a share outstanding throughout the period:
	Period Ended February 29, 2016 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.19
Net realized and unrealized losses on investments	(0.68)
Total from investment operations	(0.49)

Less distributions:
From net investment income	(0.20)
From net realized gains on investments	(0.00	)(b)
Total distributions	(0.20)

Net asset value at end of period	$9.31

Total return (c)	(4.95%	)(d)

Net assets at end of period (000’s)	$41,408

Ratio of total expenses to average net assets (e)	1.31	%(f)

Ratio of net expenses to average net assets	0.95	%(f)

Ratio of net investment income to average net assets	5.66	%(f)

Portfolio turnover rate	27	%(c)

(a)	Represents the period from the commencement of operations (October 1, 2015) through February 29, 2016.

(b)	Rounds to less than 0.01 per share.

(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total return would have been lower.

(d)	Not annualized.

(e)	Ratio was determined based on expenses prior to any fee reductions by the Adviser (Note 4).

(f)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements
February 29, 2016 (Unaudited)

1. Organization

First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of The First Western Funds Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012. First Western Fixed Income Fund commenced operations on November 1, 2012. First Western Short Duration Bond Fund commenced operations on April 26, 2013. First Western Short Duration High Yield Credit Fund commenced operations on October 1, 2015.

The investment objective of First Western Fixed Income Fund is total return. The investment objective of First Western Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity. The investment objective of First Western Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the “Adviser”) under the general supervision of the Board.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2016:

First Western Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,670,926	$—	$5,670,926
U.S. Government Agency Obligations	—	2,478,328	—	2,478,328
Mortgage-Backed Securities	—	30,841,377	—	30,841,377
Municipal Bonds	—	2,524,293	—	2,524,293
Asset-Backed Securities	—	627,626	—	627,626
Corporate Bonds	—	26,712,816	—	26,712,816
Money Market Funds	246,949	—	—	246,949
Total	$246,949	$68,855,366	$—	$69,102,315

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

First Western Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$53,412,118	$—	$53,412,118
Municipal Bonds	—	4,294,989	—	4,294,989
Corporate Bonds	—	48,273,575	—	48,273,575
Money Market Funds	1,750,234	—	—	1,750,234
Total	$1,750,234	$105,980,682	$—	$107,730,916

First Western Short Duration High Yield Credit Fund

	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$494,074	$—	$494,074
Corporate Bonds	—	38,628,390	—	38,628,390
Money Market Funds	1,614,029	—	—	1,614,029
Total	$1,614,029	$39,122,464	$—	$40,736,493

As of February 29, 2016, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 29, 2016 and August 31, 2015 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
First Western Fixed Income Fund:
Institutional Shares
February 29, 2016	$1,007,586	$63,622	$1,071,208
August 31, 2015	$2,317,558	$16,080	$2,333,638

First Western Short Duration Bond Fund:
Institutional Shares
February 29, 2016	$910,816	$—	$910,816
August 31, 2015	$1,549,458	$16,831	$1,566,289

First Western Short Duration High Yield Credit Fund:
Institutional Shares
February 29, 2016	$797,368	$—	$797,368

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2016:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Tax cost of portfolio investments	$68,821,553	$108,253,753	$43,166,003
Gross unrealized appreciation	$1,007,417	$378,205	$148,180
Gross unrealized depreciation	(726,655)	(901,042)	(2,577,690)
Net unrealized appreciation (depreciation) on investments	280,762	(522,837)	(2,429,510)
Accumulated ordinary income	58,854	76,244	81,342
Capital loss carryforwards	—	(134,037)	—
Other losses	(48,131)	(135,752)	(619,340)
Other temporary differences	(57,760)	(75,928)	(81,091)
Accumulated earnings (deficit)	$233,725	$(792,310)	$(3,048,599)

The difference between the tax and book undistributed ordinary income and the tax and book undistributed net realized capital gains is due to the differing tax treatments of net short-term capital gains and the timing of tax deductions for dividends payable as of February 29, 2016.

As of August 31, 2015, First Western Short Duration Bond Fund has capital loss carryforwards for federal income tax purposes of $134,037, of which $121,878 is short-term and $12,159 is long-term. These capital loss carryforwards may be carried forward indefinitely and are available to offset net realized capital gains in the current and future years, thereby reducing future taxable capital gain distributions.

For the periods ended February 29, 2016, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund reclassified $73,605, $126,323 and $23,131, respectively, of accumulated net investment income against accumulated net realized gains (losses) from security transactions on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are due to the tax treatment of paydown adjustments. Such reclassifications had no effect on each Fund’s net assets or net asset value per share.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended August 31, 2013 through August 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the periods ended February 29, 2016, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of investment securities	$14,722,968	$32,608,543	$51,417,412
Proceeds from sales and maturities of investment securities	$8,952,307	$8,253,548	$9,249,333

During the periods ended February 29, 2016, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of investment securities	$842,498	$10,592,755	$—
Proceeds from sales and maturities of investment securities	$1,081,436	$1,203,826	$—

4. Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

INVESTMENT ADVISORY AGREEMENTS

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, First Western Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration High Yield Credit Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until January 1, 2017 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets of each of First Western Fixed Income Fund and First Western Short Duration Bond Fund. The Adviser has contractually agreed until January 1, 2019 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expense and extraordinary expenses) to 0.60% of the average daily net assets of First Western Short Duration High Yield Credit Fund. During the periods ended February 29, 2016, the Adviser reduced its advisory fees by $117,199, $65,891 and $48,705 for First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the expense limitation of 0.60%, 0.60% and 0.95% per annum for First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively. As of February 29, 2016, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $648,844, $337,714 and $48,705 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the dates stated below:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
August 31, 2016	$97,298	$41,170	$—
August 31, 2017	217,440	124,921	—
August 31, 2018	216,907	105,732	—
February 28, 2019	117,199	65,891	48,705
	$648,844	$337,714	$48,705

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Adviser. Effective January 1, 2016, the Trust voted to discontinue payments to the Adviser for compliance services and the Funds no longer pay for this service. Prior to January 1, 2016, the Trust reimbursed the Adviser $12,000 annually for the services provided by the CCO to the Trust.

OTHER SERVICE PROVIDERS

Ultimus provides fund administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for each Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

TRUSTEES’ COMPENSATION

Each Fund pays each Trustee who is not affiliated with the Adviser $5,000 annually, plus reimbursement of travel and other expenses incurred in attending meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Funds.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Bank Line of Credit

First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund each have an uncommitted $3,500,000 senior secured line of credit with its custodian bank. Borrowings under these arrangements bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. During the periods ended February 29, 2016, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund did not borrow under their respective lines of credit.

7. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of February 29, 2016, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 44.7% and 49.3%, respectively, of the value of their net assets invested in mortgage-backed securities.

8. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FIRST WESTERN FUNDS TRUST
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2015 for First Western Fixed Income Fund and First Western Short Duration Bond Fund and October 1, 2015 for First Western Short Duration High Yield Credit Fund) and held until the end of the period (February 29, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

FIRST WESTERN FUNDS TRUST
About Your Funds’ Expenses (Unaudited) (Continued)

First Western Fixed Income Fund

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,014.90	0.60%	$3.01
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.88	0.60%	$3.02

First Western Short Duration Bond Fund

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,003.80	0.60%	$2.99
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.88	0.60%	$3.02

First Western Fixed Short Duration High Yield Credit Fund

	Beginning Account Value September 1, 2015(c)	Ending Account Value February 29, 2016	Net Expense Ratio(d)	Expenses Paid During Period(e)
Institutional Class
Based on Actual Fund Return	$1,000.00	$950.50	0.95%	$3.85
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.14	0.95%	$4.77

(a)	Annualized, based on the Fund's most recent one-half year expenses.

(b)	Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c)	Beginning Account Value is as of October 1, 2015 (date of commencement of operations) for the Actual Fund Return information.

(d)	Annualized, based on the Fund's expenses for the period since inception.

(e)

Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 152/366 (to reflect the period since inception) and 182/366 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

FIRST WESTERN FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FIRST WESTERN FUNDS TRUST
Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees, including all of the Independent Trustees voting separately, has reviewed and approved the Investment Advisory Agreement, on behalf of the First Western Short Duration High Yield Credit Fund (the “High Yield Fund”), with the Adviser. Approval took place at an in-person meeting held on July 30, 2015, at which all Trustees were present, including a majority of the Independent Trustees.

In the course of their consideration of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the Investment Advisory Agreement on behalf of the High Yield Fund. The Independent Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of independent legal counsel on behalf of the Independent Trustees.

In considering the Investment Advisory Agreement and reaching their conclusions with respect to the Investment Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, Extent and Quality of Advisory Services

The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the High Yield Fund by the Adviser, including the Adviser’s role in coordinating the activities of the Fund’s other service providers. The most recent investment adviser registration form (“Form ADV”) for the Adviser was reviewed by the Trustees. The Trustees specifically reviewed the qualifications, background and responsibilities of the key personnel at the Adviser, including the background and responsibilities of the portfolio managers. The Trustees also considered the Adviser’s support resources available to the portfolio managers for investment and credit research. The Board also took into account the Adviser’s compliance policies and procedures. The Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the High Yield Fund by the Adviser.

Expenses and Performance

The Trustees considered information regarding the Fund’s projected expense ratios for each class of shares and its various components, including contractual advisory fees and fee reductions and/or expense reimbursements. They also considered comparisons of the High Yield Fund’s projected fees and expenses to the expense information for the Fund’s peer group, as presented by management. The peer group included a list of no-load high yield funds the Adviser considered to be peers for the Fund (“Selected Peer Group”), Morningstar’s high yield bond fund category

FIRST WESTERN FUNDS TRUST
Approval of Investment Advisory Agreement (Unaudited) (Continued)

and Morningstar’s bank loan fund category. The Trustees compared the High Yield Fund’s projected annual expense ratio of 0.95% per annum for Institutional Shares (after fee reductions and/or expense reimbursements) and 1.20% per annum for Retail Shares (after fee reductions and/or expense reimbursements) to the same data points for the Selected Peer Group, Morningstar’s high yield bond funds category and Morningstar’s bank loan funds category. The Independent Trustees noted that Institutional Shares expense ratio is below the average expense ratios of 1.08% and 1.12% for high yield bond funds and bank loan funds, respectively, as tracked by Morningstar. The Independent Trustees further noted that Institutional Shares total expense ratio of 0.95%, after fee adjustments, is higher than the 0.82% average expense ratio for the Selected Peer Group. They also noted that the Retail Shares total expense ratio of 1.20% was higher than the average expense ratios for all the comparative groups provided. The Trustees took into consideration the Adviser’s discussion of the High Yield Fund’s total operating expenses relative to the Selected Peer Group. The Trustees concluded that the Adviser’s commitment to cap the High Yield Fund’s total operating expenses at 0.95% per annum for Institutional Shares and 1.20% per annum for Retail Shares, respectively, through January 1, 2019, provides investors a competitive fee arrangement. The Trustees discussed the Adviser’s experience in managing other accounts that invest in high yield securities, including its services as a sub-adviser to another open-end mutual fund. The Trustees concluded that the selection of the Adviser to manage the High Yield Fund was appropriate given the performance record of the other accounts managed by the Adviser that invest in high yield securities.

Investment Advisory Fee Rate

The Trustees reviewed and considered the High Yield Fund’s proposed investment advisory fee of 0.75% and compared that fee to the average advisory fee for each of the comparative categories presented. The Trustees concluded that although the High Yield Fund’s proposed investment advisory fee was higher than the average advisory fee rates for the comparative categories presented it was reasonable in relation to the complexity of the Fund’s investment strategy.

Profitability

The Trustees discussed the projected profits of the Adviser and the other ancillary benefits that the Adviser may receive with regard to providing advisory services to the High Yield Fund. The Trustees took into consideration that the Adviser has contractually agreed to limit the High Yield Fund’s expense ratio through January 1, 2019 and that the Adviser was likely to reduce its fees and/or reimburse other fund operating expense under this arrangement. Accordingly, the Trustees concluded

FIRST WESTERN FUNDS TRUST
Approval of Investment Advisory Agreement (Unaudited) (Continued)

that, in light of the fact that the High Yield Fund is new, with limited assets, and would likely be in reimbursement for the first few years of operations, the Adviser’s profitability was of limited importance at this time.

Economies of Scale

The Trustees discussed economies of scale, noting that the High Yield Fund would have to gather more assets before it would realize any economies of scale. Noting that the proposed investment advisory fee did not contain breakpoints, the Trustees determined that adding breakpoints to the advisory fee schedule was not appropriate at this time. The Trustees observed that as the High Yield Fund grows in assets, economies of scale will become more relevant to their consideration process.

Conclusion

After consideration of these and other factors, the Trustees, including all of the Independent Trustees, concluded that approval of the Investment Advisory Agreement with the Adviser was in the best interest of the High Yield Fund and its shareholders.

FIRST WESTERN FUNDS TRUST

Investment Adviser

First Western Capital
Management Company
1900 Avenue of the Stars
Suite 900
Los Angeles, CA 90067

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775

Legal Counsel

Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

Debra Silversmith
Gregory J. Ellena
Scott A. MacKillop
Debra L. McGinty-Poteet

Executive Officers

Debra Silversmith, President
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Lené Simnioniew, Secretary
Martin R. Dean, Chief Compliance Officer

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Western Funds Trust

By (Signature and Title)*		/s/ Debra Silversmith
Debra Silversmith, President

Date	May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Debra Silversmith
Debra Silversmith, President

Date	May 2, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	May 2, 2016

*	Print the name and title of each signing officer under his or her signature.